Other Expenses Interest Expense [Member] Investment Objectives and Goals - Overlay A Portfolio	Sep. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	OVERLAY PORTFOLIOS Overlay A Portfolio of Sanford C. Bernstein Fund, Inc.
Objective [Heading]	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]
The investment objective of the Overlay A Portfolio (“Portfolio”) is to manage the volatility of an equity-oriented asset allocation over the long term, as part of an investor’s overall asset allocation managed by Bernstein Private Wealth Management of AllianceBernstein L.P.